Artisan Floating Rate Fund Investment Strategy - Artisan Floating Rate Fund	Sep. 30, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund seeks to invest in issuers with high quality business models that have compelling risk-adjusted return characteristics. The Fund employs a fundamental investment process to construct a diversified portfolio comprised primarily of floating rate debt instruments that are attractively valued, including, without limitation, floating rate leveraged loans, which could include, among other types of loans, senior secured loans, unsecured loans, second lien loans, bridge loans and junior loans.The Fund’s investment team’s research process has four primary pillars:■Business Quality—The team uses a variety of sources to understand the resiliency of an issuer’s business model. The team analyzes the general health of the industry in which an issuer operates, the issuer’s competitive position, barriers to entry, the dynamics of industry participants, and the decision-making history of the issuer’s management and, when applicable, financial equity sponsor. As part of the team’s analysis of a company’s business quality, among other factors, the team considers certain environmental, social and governance (“ESG”) factors relating to the company. These ESG factors may include the impact of environmental regulatory change, the use of human, natural and physical resources and corporate governance structures and practices. When the team deems a factor material to the value of a company, the team incorporates it into its decision-making process. ■Financial Strength and Flexibility—The team believes that analyzing the history and trend of free cash flow generation is critical to understanding an issuer’s financial health. The team’s financial analysis also considers an issuer’s capital structure, refinancing options, asset or collateral coverage, financial covenants, amortization schedules and overall financial transparency.■Downside Analysis—The team believes that credit instruments by their nature have an asymmetric risk profile. The risk of loss is often greater than the potential for gain, particularly when looking at below investment grade issuers. The team seeks to manage this risk with what it believes to be conservative financial projections that account for industry position, competitive dynamics and positioning within the capital structure. ■Value Identification—The team uses multiple metrics to determine the value of an investment opportunity. The team looks for credit improvement potential, relative value within an issuer’s capital structure and against industry peers, catalysts for business improvement and potential value stemming from market or industry dislocations and/or mergers and acquisitions (“M&A”).Under normal circumstances, the Fund will invest no less than 80% of its net assets plus any borrowings for investment purposes at market value at the time of purchase in floating rate debt instruments and other investments that are the economic equivalent of floating rate debt instruments or enable the Fund to achieve a floating rate of income. Floating rate debt instruments for this purpose are those debt obligations of companies or other entities that have (a) interest at rates that adjust periodically, often, though not necessarily, based on a benchmark rate plus a premium or spread over the benchmark rate, or (b) maturities of six months or less even if the interest rates do not adjust periodically. The benchmark rate usually is the Prime Rate, Secured Overnight Funding Rate (“SOFR”), the Federal Reserve federal funds rate, or other base lending rates used by commercial lenders. In addition, fixed-rate investments with respect to which the Fund has entered into derivative instruments, such as, for example, interest rate swaps, to effectively convert the fixed-rate interest payments into floating or adjustable rate interest payments; exchange-traded funds (“ETFs”) or notes that provide exposure to floating or adjustable rate loans or obligations; and cash and cash equivalents (for example, money market funds) are examples of other investments considered by the Fund to be eligible for the purpose of satisfying the 80% policy.Under normal circumstances, the Fund will invest primarily in instruments that are rated, at the time of purchase, below investment grade (below BBB- by Standard & Poor’s Rating Services (“S&P”) or Fitch, Inc. (“Fitch”) or below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”)), or comparably rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by Artisan Partners to be of comparable quality, commonly known as “junk bonds.” Although the Fund expects to primarily invest in instruments that are rated below investment grade (or unrated but determined by Artisan Partners to be of comparable quality) at the time of purchase, the Fund may invest without limit in instruments of any credit quality, including investment grade instruments and securities of stressed or distressed issuers. The Fund may invest in debt securities of any maturity.The Fund may invest without limit in securities and other instruments of US and non-US issuers, including issuers economically tied to “emerging market” countries, securities traded principally outside of the United States, and securities denominated in currencies other than the US dollar. The Fund usually seeks (but is not required) to hedge against the risk of loss resulting from currency fluctuation.In addition to floating rate debt instruments, the Fund also may invest in other corporate fixed income instruments of varying maturities, including fixed-rate instruments, debentures, notes, commercial paper and other types of corporate debt instruments across the credit quality spectrum, such as stressed and distressed debt securities. The Fund may invest in private placements and other restricted securities (i.e., securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws). The Fund also may invest in ETFs.The Fund may use derivatives for investment, duration management or hedging purposes, or with the purpose or effect of creating investment leverage. The Fund may also use derivatives to manage liquidity risk. The Fund’s investments in derivative instruments may include investments in, among other instruments, futures contracts, swap contracts and certain currency instruments such as currency forward contracts and currency swap contracts.